Reserves for Losses and Adjustment Expenses - Reconciliation of Reinsurance Recoverables on Unpaid Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 30, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance	$ 4,897.7
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance, Ending Balance	4,577.8	$ 4,897.7
Provision for losses and LAE for claims incurred	60.8	28.1
Reinsurance Contracts [Axis]: LPT
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, premium paid and recognized			$ 1,840.1
Reinsurance Contracts [Axis]: Retroactive Reinsurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance	2,132.0
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance, Ending Balance	$ 1,627.4	$ 2,132.0